Amplify Natural Resources Dividend Income ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.6%
Chemicals - 12.1%
Dow, Inc.	347	$20,595
Eastman Chemical Co.	47	4,144
ICL Group Ltd.	23,187	184,800
LyondellBasell Industries NV	460	44,477
Sasol Ltd. - ADR	303	5,551
Sociedad Quimica y Minera de Chile SA - ADR	1,682	164,062
		423,629
Metals & Mining - 19.1%
Anglo American PLC - ADR	3,904	84,131
Barrick Gold Corp.	166	3,245
BHP Group Ltd. - ADR	2,327	163,239
Gerdau SA - ADR	39,550	257,075
Glencore PLC - ADR	186	2,479
Newmont Corp.	141	7,463
Rio Tinto PLC - ADR	1,420	112,677
Sibanye Stillwater Ltd. - ADR	873	9,394
Ternium SA - ADR	713	28,770
Vale SA - ADR	101	1,887
		670,360
Oil, Gas & Consumable Fuels - 68.4%
Antero Midstream Corp.	549	5,984
BP PLC - ADR	170	6,159
Canadian Natural Resources Ltd.	144	8,847
Chesapeake Energy Corp.	2,459	213,245
Chevron Corp.	17	2,958
Chord Energy Corp.	1,194	171,136
Civitas Resources, Inc.	3,165	210,631
Coterra Energy, Inc.	6,789	169,929
Devon Energy Corp.	2,114	133,689
Diamondback Energy, Inc.	682	99,654
DT Midstream, Inc.	294	16,070
Enbridge, Inc.	2,449	100,336
Eni SpA - ADR	216	6,674
Exxon Mobil Corp.	30	3,480
Hess Midstream LP - Class A	3,685	113,793
Kinder Morgan, Inc.	5,209	95,325
Kinetik Holdings, Inc.	215	6,727
ONEOK, Inc.	1,286	88,065
Pembina Pipeline Corp.	2,400	85,200
Petroleo Brasileiro SA - ADR	22,151	256,952
Phillips 66	44	4,412
Pioneer Natural Resources Co.	645	148,576
Shell PLC - ADR	64	3,764
Sitio Royalties Corp. - Class A	260	6,908
Suncor Energy, Inc.	392	13,610
TC Energy Corp.	2,297	99,093
The Williams Cos., Inc.	2,753	88,757
TotalEnergies SE - ADR	84	5,211
Viper Energy Partners LP	3,113	98,838
Woodside Energy Group Ltd. - ADR	5,133	133,355
		2,397,378
Total Common Stocks (Cost $3,370,739)		3,491,367

MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class - 4.30% (a)	9,996	9,996
Total Money Market Funds (Cost $9,996)		9,996
Total Investments - 99.9%
(Cost $3,380,735)		$3,501,363

Percentages are based on Net Assets of $3,503,284.

ADR -	American Depositary Receipt
(a)	Seven-day yield as of January 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Australia	$ 296,595
Brazil	515,913
Britain	206,731
Canada	310,331
Chile	164,062
France	5,211
Israel	184,800
Italy	6,674
Luxembourg	28,770
South Africa	14,945
Switzerland	2,479
United States	1,754,856
Money Market Funds
United States	9,996
Total Level 1	3,501,363
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 3,501,363

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund.